TAXATION - Income Tax Benefit (Expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Current taxation
Current year	$ 233	$ 199		$ 251
Prior year under (over) provision	(17)	32		(4)
Current taxation	217	231		248
Deferred taxation
Current year	67	43		51
Prior year under (over) provision	10	4		4
Change in statutory tax rate	0	0		2
Deferred taxation	68	(10)		63
Income tax expense	285	221	[1],[2]	311	[1],[2]
Current taxation
Deferred taxation
Change in estimate	25	3		6
Impairment and disposal of tangible assets	(34)	(60)		0
South Africa
Current taxation
Impairment and disposal of tangible assets	$ 1	$ 0		$ 1

[1]	The operating profit sub-total which was previously included in the presentation of the income statement has been removed
[2]	Comparative periods have been retrospectively restated, where indicated, due to the prior period error in the calculation of a net deferred tax asset with respect to the Obuasi mine. Other errors have also been retrospectively restated. Refer to note 1.3.2.